Fair Values of Financial Instruments and Interest Rate Risk - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Short term borrowings due period	1 year
Current fair value of off-balance sheet financial instruments	$ 0